Derivatives	12 Months Ended
Dec. 31, 2013
Derivatives [Abstract]
Derivatives

Note 25 – Derivatives

In the normal course of business, FHN utilizes various financial instruments (including derivative contracts and credit-related agreements) through its capital markets and risk management operations, as part of its risk management strategy and as a means to meet customers' needs. Additionally, FHN used derivatives to hedge MSR, but such hedges were terminated in third quarter 2013 when FHN entered into an agreement to sell substantially all MSR. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet as required by GAAP. The contractual or notional amounts of these financial instruments do not necessarily represent credit or market risk. However, they can be used to measure the extent of involvement in various types of financial instruments. Controls and monitoring procedures for these instruments have been established and are routinely reevaluated. The Asset/Liability Committee (“ALCO”) monitors the usage and effectiveness of these financial instruments.

Credit risk represents the potential loss that may occur if a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. FHN manages credit risk by entering into financial instrument transactions through national exchanges, primary dealers or approved counterparties, and using mutual margining and master netting agreements whenever possible to limit potential exposure. FHN also maintains collateral posting requirements with certain counterparties to limit credit risk. On December 31, 2013 and 2012, respectively, FHN had $115.2 million and $182.6 million of cash receivables and $80.6 million and $128.3 million of cash payables related to collateral posting under master netting arrangements, inclusive of collateral posted related to contracts with adjustable collateral posting thresholds and over collateralized positions, with derivative counterparties. With exchange-traded contracts, the credit risk is limited to the clearinghouse used. For non-exchange traded instruments, credit risk may occur when there is a gain in the fair value of the financial instrument and the counterparty fails to perform according to the terms of the contract and/or when the collateral proves to be of insufficient value. See additional discussion regarding master netting agreements and collateral posting requirements later in this note under the heading “Master Netting and Similar Agreements.” Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in interest rates or the prices of debt instruments. FHN manages market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken. FHN continually measures this risk through the use of models that measure value-at-risk and earnings-at-risk.

Derivative Instruments. FHN enters into various derivative contracts both in a dealer capacity, to facilitate customer transactions, and as a risk management tool. Where contracts have been created for customers, FHN enters into transactions with dealers to offset its risk exposure. Contracts with dealers that require central clearing are novated to a clearing agent who becomes FHN's counterparty. Derivatives are also used as a risk management tool to hedge FHN's exposure to changes in interest rates or other defined market risks.

Forward contracts are over-the-counter contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Futures contracts are exchange-traded contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Interest rate option contracts give the purchaser the right, but not the obligation, to buy or sell a specified quantity of a financial instrument, at a specified price, during a specified period of time. Caps and floors are options that are linked to a notional principal amount and an underlying indexed interest rate. Interest rate swaps involve the exchange of interest payments at specified intervals between two parties without the exchange of any underlying principal. Swaptions are options on interest rate swaps that give the purchaser the right, but not the obligation, to enter into an interest rate swap agreement during a specified period of time.

Legacy Mortgage Servicing Operations

Retained Interests

FHN revalues MSR to current fair value each month with changes in fair value included in servicing income in Mortgage banking noninterest income on the Consolidated Statements of Income. In third quarter 2013, in conjunction with the agreement to sell legacy mortgage servicing, FHN removed all hedges associated with MSR and interest-only securities. FHN hedged the MSR to minimize the effects of loss in value of MSR associated with increased prepayment activity that generally results from declining interest rates. In a rising interest rate environment, the value of the MSR generally will increase while the value of the hedge instruments will decline. FHN entered into interest rate contracts (potentially including swaps, swaptions, and mortgage forward purchase contracts) to hedge against the effects of changes in fair value of its MSR. Substantially all capitalized MSR were hedged for economic purposes.

FHN utilized derivatives as an economic hedge (potentially including swaps, swaptions, and mortgage forward purchase contracts) to protect the value of its interest-only securities that change in value inversely to the movement of interest rates. Interest-only securities are included in Trading securities on the Consolidated Statements of Condition. Changes in the fair value of these derivatives and the hedged interest-only securities are recognized currently in earnings in Mortgage banking noninterest income as a component of servicing income on the Consolidated Statements of Income.

The following table summarizes FHN’s derivatives associated with legacy mortgage servicing activities as of and for the years ended December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$-	$-	$-	$(3,047)
Interest Rate Swaps and Swaptions	-	-	-	(4,275)
Hedged Items:
Mortgage Servicing Rights	N/A	$70,492	N/A	$21,591
Other Retained Interests	N/A	7,195	N/A	3,813

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$55,000	$-	$26	$9,993
Interest Rate Swaps and Swaptions	1,712,600	7,371	6,350	5,886
Hedged Items:
Mortgage Servicing Rights	N/A	$111,363	N/A	$(12)
Other Retained Interests	N/A	17,987	N/A	1,614

Capital Markets

Capital markets trades U.S. Treasury, U.S. Agency, mortgage-backed, corporate and municipal fixed income securities, and other securities principally for distribution to customers. When these securities settle on a delayed basis, they are considered forward contracts. Capital markets also enters into interest rate contracts, including caps, swaps, and floors, for its customers. In addition, capital markets enters into futures and option contracts to economically hedge interest rate risk associated with a portion of its securities inventory. These transactions are measured at fair value, with changes in fair value recognized currently in Capital markets noninterest income. Related assets and liabilities are recorded on the Consolidated Statements of Condition as Derivative assets and Derivative liabilities. The FTN Financial Risk Committee and the Credit Risk Management Committee collaborate to mitigate credit risk related to these transactions. Credit risk is controlled through credit approvals, risk control limits, and ongoing monitoring procedures. Total trading revenues were $231.9 million and $307.6 million for the years ended December 31, 2013 and 2012, respectively. Total revenues are inclusive of both derivative and non-derivative financial instruments, and are included in Capital markets noninterest income.

The following table summarizes FHN’s derivatives associated with capital markets trading activities as of December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,786,532	$76,980	$11,214
Offsetting Upstream Interest Rate Contracts	1,786,532	11,214	76,980
Option Contracts Purchased	5,000	9	-
Forwards and Futures Purchased	1,278,331	2,489	824
Forwards and Futures Sold	1,445,656	531	3,519

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,447,895	$128,832	$949
Offsetting Upstream Interest Rate Contracts	1,447,895	949	128,832
Forwards and Futures Purchased	1,578,656	323	1,920
Forwards and Futures Sold	2,023,687	1,527	600

Interest Rate Risk Management

FHN's ALCO focuses on managing market risk by controlling and limiting earnings volatility attributable to changes in interest rates. Interest rate risk exists to the extent that interest-earning assets and interest-bearing liabilities have different maturity or repricing characteristics. FHN uses derivatives, including swaps, caps, options, and collars, that are designed to moderate the impact on earnings as interest rates change. Interest paid or received for swaps utilized by FHN to hedge the fair value of long term debt was recognized as an adjustment of the interest expense of the liabilities whose risk is being managed. FHN's interest rate risk management policy is to use derivatives to hedge interest rate risk or market value of assets or liabilities, not to speculate. In addition, FHN has entered into certain interest rate swaps and caps as a part of a product offering to commercial customers that includes customer derivatives paired with offsetting market instruments that, when completed, are designed to mitigate interest rate risk. These contracts do not qualify for hedge accounting and are measured at fair value with gains or losses included in current earnings in Noninterest expense on the Consolidated Statements of Income.

FHN has entered into pay floating, receive fixed interest rate swaps to hedge the interest rate risk of certain term borrowings totaling $554.0 million and $904.0 million on December 31, 2013 and 2012, respectively. These swaps have been accounted for as fair value hedges under the shortcut method. The balance sheet amount of these swaps was $40.2 million and $71.0 million in Derivative assets on December 31, 2013 and 2012, respectively.

FHN has designated a derivative transaction in a hedging strategy to manage interest rate risk on its $500 million noncallable senior debt maturing in December 2015. This derivative qualifies for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into a pay floating, receive fixed interest rate swap to hedge the interest rate risk on this debt. The balance sheet amount of this swap was $18.0 million and $26.9 million in Derivative assets as of December 31, 2013 and 2012, respectively. There was no ineffectiveness related to this hedge.

FHN designates derivative transactions in hedging strategies to manage interest rate risk on subordinated debt related to its trust preferred securities. These qualify for hedge accounting under ASC 815-20 using the long-haul method. FHN hedges the interest rate risk of the subordinated debt totaling $200 million using pay floating, receive fixed interest rate swaps. The balance sheet amount of these swaps was $24.9 million and $2.7 million in Derivative liabilities as of December 31, 2013 and 2012, respectively. There was no ineffectiveness related to these hedges. In April and October 2012, the counterparty called the swaps associated with the $200 million of subordinated debt. FHN discontinued hedge accounting and the cumulative basis adjustments to the associated subordinated debt are being amortized as an adjustment to interest expense over its remaining term. FHN entered into a new interest rate swap to hedge the interest rate risk associated with this debt.

The following tables summarize FHN’s derivatives associated with interest rate risk management activities as of and for the years ended December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$759,830	$28,747	$3,670		$(30,057)
Offsetting Upstream Interest Rate Contracts (a)	776,236	3,670	29,247		30,547
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,254,000	$58,226	$24,904		$(61,853)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,254,000	(c)	$61,853	(d)

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$981,264	$55,216	$292		$(14,252)
Offsetting Upstream Interest Rate Contracts (a)	981,264	292	56,416		15,152
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$97,957	$2,667		$(31,565)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$31,565	(d)

  Gains/losses included in the Other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

FHN hedges held-to-maturity trust preferred loans with a principal balance of $6.5 million and $56.8 million as of December 31, 2013 and 2012, respectively, which have an initial fixed rate term before conversion to a floating rate. FHN has entered into pay fixed, receive floating interest rate swaps to hedge the interest rate risk associated with this initial term. These hedge relationships qualify as fair value hedges under ASC 815-20. The impact of these swaps was $1.1 million and $2.0 million in Derivative liabilities on the Consolidated Statements of Condition as of December 31, 2013 and 2012, respectively. Interest paid or received for these swaps was recognized as an adjustment of the interest income of the assets whose risk is being hedged. Basis adjustments remaining at the end of the hedge term are being amortized as an adjustment to interest income over the remaining life of the loans. Gains or losses are included in Other income and commissions on the Consolidated Statements of Income.

The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans as of and for the years ended December 31, 2013 and 2012:

	December 31, 2013
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$1,006	$1,037
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(1,032)	(c)

	December 31, 2012
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$56,750	N/A		$2,042	$6,766
Hedged Items:
Trust Preferred Loans (a)	N/A	$56,750	(b)	N/A	$(6,720)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Other Derivatives

In conjunction with the sales of a portion of its Visa Class B shares, FHN and the purchaser entered into derivative transactions whereby FHN will make or receive cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. As of December 31, 2013, the derivative liabilities associated with the sales of Visa Class B shares were $2.9 million compared to $2.2 million as of December 31, 2012. See the Visa Matters section of Note 18 – Contingencies and Other Disclosures for more information regarding FHN's Visa shares.

FHN utilizes cross currency swaps and cross currency interest rate swaps to economically hedge its exposure to foreign currency risk and interest rate risk associated with non-U.S. dollar denominated loans. As of December 31, 2013 and 2012, these loans were valued at $.6 million. As of December 31, 2013 and 2012, the balance sheet amount and the gains/losses associated with these derivatives were not material.

Master Netting and Similar Agreements

As previously discussed, FHN uses master netting agreements, mutual margining agreements and collateral posting requirements to minimize credit risk on derivative contracts. Master netting and similar agreements are used when counterparties have multiple derivatives contracts that allow for a “right of setoff,” meaning that a counterparty may net offsetting positions and collateral with the same counterparty under the contract to determine a net receivable or payable. The following discussion provides an overview of these arrangements which may vary due to the derivative type and market in which a derivative transaction is executed.

Interest rate derivatives are subject to agreements consistent with those of the International Swap and Derivatives Association (“ISDA”). Currently, all interest rate derivative contracts are entered into as over-the-counter transactions and collateral posting requirements are based on the net asset or liability position with each respective counterparty. For contracts that require central clearing, novation to a central counter party clearinghouse occurs and collateral is posted. Cash collateral received (posted) for interest rate derivatives is recognized as a liability (asset) on FHN's balance sheet.

Interest rate derivatives with customers that are smaller financial institutions typically require posting of collateral by the counterparty to FHN. This collateral is subject to a threshold with daily adjustments based upon changes in the level or fair value of the derivative position. Positions and related collateral can be netted in the event of default. Collateral pledged by a counterparty is typically cash or securities. The securities pledged as collateral are not recognized within FHN's Consolidated Statements of Condition. Interest rate derivatives associated with lending arrangements share the collateral with the related loan(s). The derivative and loan positions may be netted in the event of default. For disclosure purposes, the entire collateral amount is allocated to the loan.

Interest rate derivatives with larger financial institutions entered into prior to required central clearing typically contain provisions whereby the collateral posting thresholds under the agreements adjust based on the credit ratings of both counterparties. If the credit rating of FHN and/or FTBNA is lowered, FHN could be required to post additional collateral with the counterparties. Conversely, if the credit rating of FHN and/or FTBNA is increased, FHN could have collateral released and be required to post less collateral in the future. Also, if a counterparty's credit ratings were to decrease, FHN and/or FTBNA could request the posting of additional collateral; whereas if a counterparty's credit ratings were to increase, the counterparty could request the release of excess collateral. Collateral for these arrangements is adjusted daily based on changes in the net fair value position with each counterparty.

The net fair value, determined by individual counterparty, of all derivative instruments with adjustable collateral posting thresholds was $119.0 million of assets and $100.3 million of liabilities on December 31, 2013, and $221.2 million of assets and $172.3 million of liabilities on December 31, 2012. As of December 31, 2013 and 2012, FHN had received collateral of $196.4 million and $260.8 million and posted collateral of $105.9 million and $173.4 million, respectively, in the normal course of business related to these agreements.

Certain agreements entered into prior to required central clearing also contain accelerated termination provisions, inclusive of the right of offset, if a counterparty's credit rating falls below a specified level. If a counterparty's debt rating (including FHN's and FTBNA's) were to fall below these minimums, these provisions would be triggered, and the counterparties could terminate the agreements and request immediate settlement of all derivative contracts under the agreements. The net fair value, determined by individual counterparty, of all derivative instruments with credit-risk-related contingent accelerated termination provisions was $119.0 million of assets and $30.1 million of liabilities on December 31, 2013, and $221.1 million of assets and $38.4 million of liabilities on December 31, 2012. As of December 31, 2013 and 2012, FHN had received collateral of $196.4 million and $260.8 million and posted collateral of $39.4 million and $43.9 million, respectively, in the normal course of business related to these contracts.

Capital Markets buys and sells various types of securities for its customers. When these securities settle on a delayed basis, they are considered forward contracts, and are generally not subject to master netting agreements. Forwards purchased and sold through legacy mortgage banking activities typically consisted of mortgage to be announced ("TBA") trades for which FHN utilized a clearinghouse for settlement. In the event of default, all open positions can be offset. For futures and options, FHN transacts through a third party, and the transactions are subject to margin and collateral maintenance requirements. In the event of default, open positions can be offset along with the associated collateral.

For this disclosure, FHN considers the impact of master netting and other similar agreements which allow FHN to settle all contracts with a single counterparty on a net basis and to offset the net derivative asset or liability position with the related securities and cash collateral. The application of the collateral cannot reduce the net derivative asset or liability position below zero, and therefore any excess collateral is not reflected in the tables below.

The following table provides a detail of derivative assets and collateral received as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Derivative
	Gross amounts	offset in the	assets presented	liabilities
	of recognized	Statement of	in the Statement	available for	Collateral
(Dollars in thousands)	assets	Condition	of Condition (a)	offset	Received	Net amount
Derivative assets:
2013 (b)	$178,837	$-	$178,837	$(68,216)	$(110,621)	$-
2012 (b)	290,617	-	290,617	(24,328)	(254,133)	12,156

  Included in Derivative Assets on the Consolidated Statements of Condition. As of December 31, 2013 and 2012, $3.0 million and $1.9 million, respectively, of derivative assets (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2013 and 2012 are comprised entirely of interest rate derivative contracts.

The following table provides a detail of derivative liabilities and collateral pledged as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of
	Gross amounts	offset in the	liabilities presented	Derivative
	of recognized	Statement of	in the Statement	assets available	Collateral
(Dollars in thousands)	liabilities	Condition	of Condition (a)	for offset	pledged	Net amount
Derivative liabilities:
2013 (b)	$147,021	$-	$147,021	$(68,216)	$(59,999)	$18,806
2012 (b)	197,574	-	197,574	(24,328)	(169,218)	4,028

  Included in Derivative Liabilities on the Consolidated Statements of Condition. As of December 31, 2013 and 2012, $7.3 million and $4.7 million, respectively, of derivative liabilities (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2013 is comprised entirely of interest rate derivative contracts. 2012 includes $197.5 million of interest rate derivative contracts.